Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets, Foreign Plans (Detail) (Foreign plans, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligations	¥ 6,119	¥ 5,661
Accumulated benefit obligations	5,882	5,441
Fair value of plan assets	¥ 563	¥ 593